DEBT - Additional Information (Details)																				1 Months Ended								3 Months Ended					4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 15, 2026 USD ($) $ / shares	Dec. 17, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 18, 2025 USD ($) Days	Jul. 21, 2025 USD ($)	Jul. 16, 2025 USD ($) Days	Jun. 30, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 18, 2025 USD ($) shares	Jun. 03, 2025 USD ($)	May 30, 2025 USD ($)	May 13, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 22, 2025 USD ($) Days	Mar. 03, 2025 USD ($)	Feb. 28, 2025 shares	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares	Jun. 16, 2023 USD ($)	Jul. 31, 2025	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares		Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 16, 2026	Nov. 30, 2023
Debt Conversion [Line Items]
Interest rate percentage																																							7.00%
Monthly installment payments of principal in the amount,Beginning		Mar. 18, 2026
Monthly installment payments of principal		$ 2,777,778
Loss on extinguishment of debt																												$ 0				$ (5,497,516)			$ (10,138,337)	$ (20,504,307)
Convertible notes fair value																												38,412,801							25,863,601
Long-term debt amount																												39,776,987							25,458,016
Long term debt maturities, next twelve months																												$ 16,249,998							25,458,016
Loss on issuance of notes payable																																			$ (3,980,062)	$ 0
Common Stock
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares																												10,345,474							10,345,474
Shares issued | shares																												11,019,981	[1]							8,017	[2]
Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Debt instrument face amount																							$ 411,865										$ 411,865
Issuance of pre-funded warrants exercisable into common stock | shares																1,875,930
Shares issued | shares																																	1,840,999
Liqueous Settlement Agreement [Member] | Common Stock
Debt Conversion [Line Items]
Shares issued | shares																									1,821,836
Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price															20.00%
Volume-weighted Average Price of Conversion Period															5 days
Debt instrument, maturity date															Mar. 01, 2026
Conversion of shares | shares																																			11,102,635
Increase to stockholders' deficit																																			$ 13,399,656
Prinicipal amount converted																																			$ 6,334,982
2025 Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Interest rate percentage																												15.00%
Increase to additional paid in capital																												$ 37,893				$ 907,578
Conversion of shares | shares																												43,271				864,383
Percentage of common stock conversion, amount equal to outstanding																												19.99%
Long-term debt amount																												$ 12,516
Prinicipal amount converted																												$ 30,281				$ 307,320
2025 Indigo Capital Convertible Notes | Minimum [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price																												33.00%
Debt instrument, maturity date																												Mar. 31, 2026
2025 Indigo Capital Convertible Notes | Maximum [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price																												100.00%
Debt instrument, maturity date																												Aug. 31, 2026
Diagonal Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																																			345,468
Increase to stockholders' deficit																																			$ 359,589
Prinicipal amount converted																																			$ 227,700
Boot Convertible Note
Debt Conversion [Line Items]
Conversion of shares | shares																																			163,959
Increase to stockholders' deficit																																			$ 173,625
Prinicipal amount converted																																			$ 110,000
Junior Notes and Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage																		10.00%
Promissory notes, principal amount																		$ 5,500,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																		Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Percentage of maximum aggregate outstanding common stock																		19.90%
Common stock, exercisable price per share | $ / shares																		$ 24.95
Original issue discount																		$ 500,000
Aggregate fair value of warrants																		2,668,169
Credit facility minimum closing in principal amount																		$ 20,000,000
Investment interest rate if not repaid within nine months after issuance																		12.00%
Investment interest rate if not repaid within six months after issuance																		9.00%
Additional warrant coverage																		25.00%
Percentage of trading price																		120.00%
Minimum consecutive trading days | Days																		20
Maximum consecutive trading days | Days																		30
Conversion of shares | shares																																2,252,074			1,840,999	3,358,847
Principal extinguishment of debt																																			$ 411,865	$ 3,540,019
Loss on extinguishment of debt																																$ (1,691,520)			$ (1,174,519)	(15,272,677)
August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage																	15.00%
Promissory notes, principal amount																	$ 673,000
Debt instrument, maturity date																	Feb. 06, 2025
Principal amount																																				$ 537,375
Percentage of maximum aggregate outstanding common stock																	19.90%
Minimum consecutive trading days | Days																	10
Conversion of shares | shares																																			376,477	495,846
Principal extinguishment of debt																																			$ 389,375
Loss on extinguishment of debt																								$ (12,303)											(2,123,403)	$ (5,144,308)
August 2024 Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price															33.33%
Volume-weighted Average Price of Conversion Period															5 days
Debt instrument, maturity date															Mar. 01, 2026
Additional August 2024 Convertible Notes [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																	$ 687,315
Debt instrument, maturity date																	Feb. 06, 2025
Principal amount																																				687,315
Percentage of trading price																	25.00%
Senior Convertible Notes and Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																			$ 687,315
Convertible promissory notes, amount																			$ 9,225,000
Principal extinguishment of debt																																				2,105,451
Junior Notes and Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Principal extinguishment of debt																												$ 8,961,872							8,961,872
Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																												$ (1,682,641)							(1,682,641)
Liqueous Obligation [Member]
Debt Conversion [Line Items]
Interest rate percentage																											8.00%
Debt instrument, maturity date																											Oct. 30, 2025
Principal amount																											$ 1,053,824
Liqueous Obligation [Member] | Redstone Group LLC [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																														$ 1,097,113
Increase to additional paid in capital																																			1,519,152
Loss on extinguishment of debt																																			$ (424,887)
February 2025 Pre-Funded Warrants [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares																									1,283,813
TAG Promissory Note [Member]
Debt Conversion [Line Items]
Basis spread margin on variable rate																										10.00%
Conversion price equal to discount on lowest volume-weighted average price																				33.33%
Volume-weighted Average Price of Conversion Period																				5 days
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																										us-gaap:SecuredOvernightFinancingRateSofrMember
Debt instrument, maturity date																										Jan. 31, 2026
Principal amount																										$ 545,000
Conversion of shares | shares																																			1,615,337
Increase to stockholders' deficit																																			$ 1,281,624
Loss on extinguishment of debt																														(1,094,914)					$ (1,094,914)
AZ Promissory Note [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																							$ 100,000,000
Conversion price equal to discount on lowest volume-weighted average price																				33.33%
Volume-weighted Average Price of Conversion Period																				5 days
Debt instrument, maturity date																							Apr. 30, 2026					Apr. 30, 2026
Deposit payable																												$ 900,000
Debt instrument, interest rate																							10.00%					10.00%					10.00%
Principal amount																							$ 900,000					$ 900,000					$ 900,000
Non-cash consideration																												900,000
Conversion of shares | shares																																			2,717,188
Increase to stockholders' deficit																																			$ 2,155,844
Loss on extinguishment of debt																														$ (1,745,201)					(1,745,201)
2025 Bomore Convertible Note [Member] | Securities Purchase Agreement [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Long-term debt amount																												$ 0
2025 March Indigo Capital Convertible Notes | 2025 Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Convertible notes fair value																								2,207,800								2,207,800
Proceeds from convertible debt																																707,800
2025 March Indigo Capital Exchange Convertible Note | 2025 Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Loss on extinguishment of debt																																2,123,403
Convertible notes fair value																								$ 3,003,300								3,003,300
2025 March Indigo Capital Exchange Convertible Note | 2025 Indigo Capital Convertible Notes | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Debt Conversion [Line Items]
Transaction Costs Expensed																																20,000
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage															15.00%
Percentage of common stock conversion, amount equal to outstanding															19.90%
Convertible notes fair value																																			2,207,800
Proceeds from convertible debt																																			707,800
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding															19.99%
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																			(2,123,403)
Convertible notes fair value																																			3,003,300
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Debt Conversion [Line Items]
Transaction Costs Expensed																																			20,000
July Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding						19.90%
Convertible notes fair value																																			193,858
Proceeds from convertible debt																																			43,858
July Indigo Capital Convertible Note [Member] | Indigo Capital LLC [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price						80.00%
Debt instrument, maturity date						Jul. 15, 2026
Minimum consecutive trading days | Days						5
Debt instrument face amount						$ 150,000
Debt Instrument, Capital Infusion Amount						$ 150,000
August Indigo Capital Convertible Note [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price				80.00%
Debt instrument, maturity date				Aug. 17, 2026
Percentage of maximum aggregate outstanding common stock				9.90%
Minimum consecutive trading days | Days				5
Debt instrument face amount				$ 225,000
Debt Instrument, Capital Infusion Amount				$ 225,000
Percentage of common stock conversion, amount equal to outstanding				19.90%
Convertible notes fair value																																			274,300
Proceeds from convertible debt																																			49,300
Long-term debt amount																																			42,797
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage														15.00%
Debt instrument, maturity date														Apr. 21, 2026
Convertible notes fair value																																			1,531,351
Proceeds from convertible debt																																			181,351
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense
Debt Conversion [Line Items]
Debt issuance costs																																			40,000
April Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Minimum consecutive trading days | Days														5
Debt instrument face amount																																			2,108,523
Loss on extinguishment of debt																																			(163,500)
May 2025 Financing Transactions And July 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt instrument, interest rate																												10.00%
Debt instrument face amount																												$ 182,835
Conversion of shares | shares																												281,455
Increase to stockholders' deficit																												$ 250,755
Percentage of common stock conversion, amount equal to outstanding																												25.00%
Long-term debt amount																												$ 0
May 2025 Financing Transactions And July 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date																												Feb. 28, 2026
May 2025 Financing Transactions And July 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date																												Apr. 30, 2026
May 2025 Financing Transactions [Member] | Business Loan and Security Agreement [Member] | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Interest rate percentage													44.00%									44.00%
Interest rate increase													5.00%
Debt instrument, frequency of payment													weekly									weekly
Repayments of secured promissory note													$ 27,000									$ 27,000
Periodic payment due, month and year													2025-11									2025-11
Debt instrument face amount													$ 525,000									$ 525,000
Debt discount																																			25,000
Proceeds from convertible debt																																			443,620
Long-term debt amount													756,000									$ 756,000						$ 0							14,584
May 2025 Financing Transactions [Member] | Business Loan and Security Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Debt issuance costs																																			56,380
May 2025 Financing Transactions [Member] | Amended Business Loan and Security Agreement [Member] | Agile Capital Funding [Member]
Debt Conversion [Line Items]
Repayments of secured promissory note													48,000
Debt instrument, maturity date											Dec. 26, 2025
Debt instrument face amount											$ 1,000,000
Aggregate principal and prepayment premium owed											702,000
Debt discount											$ 50,000
Proceeds from convertible debt													$ 248,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Interest rate increase												12.00%
Debt instrument, maturity date												Feb. 28, 2026
Debt instrument, interest rate												10.00%
Debt instrument face amount												$ 227,700
Debt discount																																			20,700
Percentage of common stock conversion, amount equal to outstanding												25.00%
Convertible notes fair value																																			399,955
Proceeds from convertible debt																																			178,000
Loss on issuance of notes payable																																			192,955
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest												120.00%
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest												125.00%
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Interest rate increase												12.00%
Debt instrument, maturity date												Feb. 28, 2026										Feb. 28, 2026
Debt instrument, interest rate												10.00%										10.00%
Debt instrument face amount												$ 110,000										$ 110,000
Debt discount																																			10,000
Percentage of common stock conversion, amount equal to outstanding												25.00%
Proceeds from convertible debt																																			84,000
Long-term debt amount																												0
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Long term debt maturities, next twelve months												$ 2,275,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt issuance costs																																			29,000
May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Debt issuance costs																																			16,000
July 2025 Financing Transactions [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding					19.90%
July 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Percentage of maximum aggregate outstanding common stock					4.99%
July 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date					Apr. 30, 2026
Debt instrument, interest rate					10.00%
Debt instrument face amount					$ 172,700
Debt Instrument, Capital Infusion Amount					$ 157,000
Debt discount																																			15,700
Percentage of common stock conversion, amount equal to outstanding					25.00%
Convertible notes fair value																																			299,242
Debt issuance costs																																			16,000
Proceeds from convertible debt																																			141,000
Long-term debt amount																																			172,700
Loss on issuance of notes payable																																			142,242
Brick Lane Convertible Notes [Member]
Debt Conversion [Line Items]
Principal amount																																			191,179
2026 Brick Lane H&K Investment Note [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Debt instrument face amount																												$ 15,000,000
Conversion price per share | $ / shares																												$ 0.756
Subordinated convertible note maturity date																												Mar. 19, 2027
Convertible notes fair value																												$ 23,350,000
Proceeds from convertible debt																												$ 11,661,274
2026 Brick Lane H&K Investment Note [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of affiliates beneficially owning, outstanding shares of common stock																												9.90%
Bomore Convertible Notes [Member]
Debt Conversion [Line Items]
Principal amount																																			$ 48,169
June 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Interest rate increase																																			8.00%
Debt instrument, maturity date																																			Oct. 30, 2025
Debt instrument face amount							$ 1,250,000														$ 1,250,000										$ 1,250,000			$ 1,250,000
December 2025 YA Debenture | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate percentage		7.00%
December 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Interest rate percentage																																			7.00%
Debt instrument, maturity date																																			Dec. 16, 2026
Debt instrument, interest rate																																			8.00%
Proceeds from Issuance of Long-Term Debt, Total		$ 23,250,000																																	$ 23,250,000
Debt instrument face amount		25,000,000																																	25,000,000
Convertible notes fair value																																			25,312,500
Debt issuance costs																																			1,395,166
Loss on issuance of notes payable		$ 2,062,500
December 2025 YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd. | Event of default
Debt Conversion [Line Items]
Debt instrument, interest rate																																						18.00%
YA Debenture | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase							8.00%																											18.00%
Debt instrument, maturity date							Oct. 30, 2025
Debt instrument face amount								$ 1,250,000
Debt Instrument, Capital Infusion Amount								1,100,000
Convertible notes fair value																																			1,255,700
Loss on issuance of notes payable																																			$ 155,700
YA Debenture | Securities Purchase Agreement [Member] | YA II PN, Ltd.
Debt Conversion [Line Items]
Repayment of outstanding principal balance																												$ 2,172,771
Monthly installment payments of principal in the amount,Beginning																																			Mar. 18, 2026
Monthly installment payments of principal																																			$ 2,777,778
Convertible notes fair value																																			25,312,500
Debt issuance costs																																			1,395,166
Long-term debt amount																												23,378,928
Loss on issuance of notes payable																																			2,062,500
YA Debenture | Securities Purchase Agreement [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:OtherNonoperatingIncomeExpense
Debt Conversion [Line Items]
Debt issuance costs																																			127,000
Lyocon Convertible Notes [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount	$ 625,000
Debt instrument convertible notes including face amount	$ 1,422,000
Conversion price equal to discount on lowest volume-weighted average price	30.00%
Volume-weighted Average Price of Conversion Period	60 days
Debt instrument convertible notes excluding face amount	$ 172,000
Principal amount																												1,250,000
Debt instrument face amount	$ 1,250,000																											1,250,000
Conversion price per share | $ / shares	$ 1.47
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount															$ 1,578,495
Unsecured Debt [Member] | August 2024 Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount															$ 894,708
Unsecured Debt [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 1,421,053
Unsecured Promissory Note [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount														$ 2,003,097
Unsecured Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Long-term debt amount																																			$ 50,469
Unsecured Convertible Note [Member] | 2025 Bomore Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Increase to additional paid in capital																												$ 60,172
Conversion price equal to discount on lowest volume-weighted average price																					100.00%
Debt instrument, maturity date																					Jun. 30, 2026
Conversion of shares | shares																												63,133
Prinicipal amount converted																												$ 50,469
Unsecured Convertible Note [Member] | April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument, maturity date														Apr. 21, 2026
Debt instrument face amount														$ 2,108,523
Unsecured Convertible Note [Member] | Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Volume-weighted Average Price of Conversion Period										5 days
Debt instrument, maturity date										Apr. 17, 2026
Debt instrument face amount										$ 1,050,000
Conversion of shares | shares																																			1,659,290
Loss on extinguishment of debt																															$ (1,071,997)
Prinicipal amount converted																																			$ 1,278,266
Unsecured Convertible Note [Member] | 2025 Brick Lane Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Interest rate percentage																																			15.00%
Conversion of shares | shares																												27,188
Increase to stockholders' deficit																												$ 25,913
Percentage of common stock conversion, amount equal to outstanding																																			19.99%
Long-term debt amount																												125,000
Prinicipal amount converted																												21,734
Unsecured Convertible Note [Member] | 2025 Brick Lane Convertible Note [Member] | Minimum [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price																																			70.00%
Debt instrument, maturity date																																			Apr. 30, 2026
Unsecured Convertible Note [Member] | 2025 Brick Lane Convertible Note [Member] | Maximum [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Conversion price equal to discount on lowest volume-weighted average price																																			100.00%
Debt instrument, maturity date																																			Sep. 30, 2026
Unsecured Convertible Note [Member] | Brick Lane Convertible Notes [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Volume-weighted Average Price of Conversion Period										5 days
Debt instrument, maturity date										Jun. 02, 2026
Percentage of maximum aggregate outstanding common stock										9.90%
Debt instrument face amount										$ 250,000
Increase to stockholders' deficit																																			$ 2,567,609
Debt Instrument, Capital Infusion Amount										$ 250,000
Unsecured Convertible Note [Member] | September Brick Lane Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Interest rate increase			15.00%
Conversion price equal to discount on lowest volume-weighted average price			70.00%
Volume-weighted Average Price of Conversion Period			5 days
Debt instrument, maturity date			Sep. 02, 2026
Percentage of maximum aggregate outstanding common stock			9.90%
Debt instrument face amount			$ 125,000
Debt Instrument, Capital Infusion Amount			$ 125,000
Convertible notes fair value																																			177,366
Long-term debt amount																																			146,734
Loss on issuance of notes payable																																			52,366
Unsecured Convertible Note [Member] | Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Increase to additional paid in capital																																			$ 1,511,236
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument, maturity date									Jun. 17, 2026
Debt instrument face amount									$ 1,050,000
Conversion of shares | shares																																			965,191
Loss on extinguishment of debt																																			$ (140,323)
Prinicipal amount converted																																			1,249,531
Unsecured Convertible Note [Member] | Bomore Convertible Notes [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Interest rate increase									15.00%
Volume-weighted Average Price of Conversion Period									5 days
Debt instrument, maturity date									Jun. 17, 2026
Percentage of maximum aggregate outstanding common stock									9.90%
Debt instrument face amount									$ 250,000
Debt Instrument, Capital Infusion Amount									$ 250,000
Unsecured Convertible Note [Member] | Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member]
Debt Conversion [Line Items]
Increase to additional paid in capital																												$ 30,086
Conversion price equal to discount on lowest volume-weighted average price																					80.00%
Debt instrument, maturity date																					Jun. 30, 2026
Debt instrument face amount								$ 400,000
Conversion of shares | shares																												31,567
Long-term debt amount																												$ 0
Prinicipal amount converted																												20,187
Unsecured Convertible Note [Member] | Torcross Convertible Notes [Member] | Torcross Capital LLC [Member]
Debt Conversion [Line Items]
Interest rate increase								15.00%
Increase to additional paid in capital																																			$ 199,219
Conversion price equal to discount on lowest volume-weighted average price								80.00%
Volume-weighted Average Price of Conversion Period								5 days
Debt instrument, maturity date								Jun. 24, 2026
Percentage of maximum aggregate outstanding common stock								9.90%
Debt instrument face amount								$ 100,000
Conversion of shares | shares																																			156,564
Debt Instrument, Capital Infusion Amount								100,000
Loss on extinguishment of debt																																			$ 33,883
Convertible notes fair value								$ 133,883
Long-term debt amount																																			20,187
Prinicipal amount converted																																			79,813
Unsecured Convertible Note [Member] | YA Debenture
Debt Conversion [Line Items]
Long-term debt amount																																			25,000,000
Convertible Debt [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																																			93,215
Convertible notes fair value																																			193,215
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest												120.00%
Convertible Debt [Member] | May 2025 Financing Transactions [Member] | Securities Purchase Agreement [Member] | Boot Capital LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest												125.00%
Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																												0				$ (27,139)			(2,840,115)	$ (1,491,666)
Related Party [Member] | Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																												$ (27,139)							$ 27,139
Series A Preferred Stock [Member] | Unsecured Convertible Note [Member] | Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																															100,000
Series A Preferred Stock [Member] | Unsecured Convertible Note [Member] | Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member]
Debt Conversion [Line Items]
Conversion of shares | shares									100,000

[1]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.